SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation	Basis of Presentation The accompanying consolidated financial statements have been prepared in accordance with GAAP. The Company’s fiscal year-end is December 31.
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries: Bubblr Holdings Ltd., and Bubblr Ltd. All significant inter-company balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Some of these judgments can be subjective and complex, and, consequently, actual results may differ from these estimates.

Convertible Financial Instruments

Convertible Financial Instruments

The Company bifurcates conversion options from their host instruments and accounts for them as free-standing derivative financial instruments if certain criteria are met. The criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not remeasured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur, and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument. The Company uses the Black Scholes Options Pricing Model to estimate the value of its derivative liabilities and measure them at each reporting period.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company accounts for financial instruments in accordance with ASC 820, “Fair Value Measurements and Disclosures,” which establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2 – Quoted prices in non-active markets or in active markets for similar assets or liabilities, observable inputs other than quoted prices, and inputs that are not directly observable but are corroborated by observable market data.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The carrying value of the Company’s current assets and liabilities are deemed to be their fair value due to the short-term maturity and realization. During the year ended December 31, 2024, the Company acquired warrant derivative liabilities, which are Level 3 financial instruments that are adjusted to fair market value on reporting dates. On December 31, 2024, the warrant liabilities balance was $32,464. There were no changes in the fair value hierarchy leveling during the year ended December 31, 2024, or 2023.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718, “Compensation–Stock Compensation,” which prescribes accounting and reporting standards for all share-based payment transactions in which employee and non-employee services are acquired. Share-based payments to employees and non-employees, including grants of stock options, are recognized as compensation expenses in the financial statements based on the fair values of the stock awards on the grant date. That expense is recognized over the period required to provide services in exchange for the award, known as the requisite service period (usually the vesting period). Restricted stock units (“RSUs”) issued as compensation in accordance with the Company’s 2022 Equity Incentive Plan (see Note 13 – Stockholders’ Equity (Deficit)) are deemed to be unissued until fully vested. RSU compensation is recognized as expense over the vesting period, with any unrecognized compensation expensed immediately upon forfeiture of the award due to unfulfillment of obligations, such as termination of employment, before the award is fully vested.

Common Stock Purchase Warrants and Derivative Financial Instruments

Common Stock Purchase Warrants and Derivative Financial Instruments

Common stock purchase warrants and other derivative financial instruments are classified as equity if the contracts (1) require physical settlement or net-share settlement or (2) give the Company a choice of net-cash settlement or settlement in its shares (physical settlement or net-share settlement). Contracts which (1) require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside the control of the Company), (2) give the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement), or (3) that contain reset provisions that do not qualify for the scope exception are classified as liabilities. The Company assesses the classification of its common stock purchase warrants and other derivatives at each reporting date to determine whether a change in classification between equity and liabilities is required.

Basic and Diluted Net Loss per Common Share

Basic and Diluted Net Loss per Common Share

Pursuant to ASC 260, “Earnings Per Share,” basic net income and net loss per share are computed by dividing the net income and net loss by the weighted average number of common shares outstanding. Diluted net income and net loss per share is the same as basic net income and net loss per share when their inclusion would have an anti-dilutive effect due to our continuing net losses.

For the year ended December 31, 2024, and 2023, the following outstanding stock equivalents were excluded from the computation of diluted net loss per share, as the result of the computation was anti-dilutive.

	December 31,
	2024 (Shares)	2023 (Shares)
Series C Preferred Stock	3,384,135	3,384,135
Warrants	2,358,101	2,358,101
Total	5,742,236	5,742,236

Leases

Leases

We determine if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities – current, and operating lease liabilities – noncurrent on the balance sheets. Finance leases are included in property and equipment, other current liabilities, and other long-term liabilities in our balance sheets.

ROU assets represent our right to use an underlying asset for the lease term, and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the estimated interest rate for collateralized borrowing over a similar term of the lease payments at the commencement date. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. Our lease terms may include options to extend or terminate the lease when it is certain that we will exercise that option. The expense for lease payments is recognized straight-line over the lease term.

Intangible Assets

Intangible Assets

The cost of intangible assets with determinable useful lives is amortized to reflect the pattern of economic benefits consumed on a straight-line basis over the estimated periods benefited. Patents, technology, and other intangibles with contractual terms are amortized over their respective legal or contractual lives. When certain events or changes in operating conditions occur, an impairment assessment is performed, and lives of intangible assets with determinable lives may be adjusted.

Research and Development

Research and Development

The Company evaluates research and Development costs to determine if they meet the requirements to be capitalized as intellectual property. The criteria the Company uses to assess the treatment of research and development are:

●	There is a clearly defined project

●	Expenditure is separately identifiable

●	The project is commercially viable

●	The project is technically feasible

●	Project income is expected to outweigh the cost

●	Resources are available to complete the project

Any research and development costs that do not meet the requirements are expensed in the period in which they occur.

United Kingdom tax incentive reduces company Research and Development costs by offering tax offsets for eligible Research and Development expenditures. Eligible companies with a turnover of less than $20 million receive a refundable tax offset, allowing the benefit to be paid as a cash refund if they are in a tax loss position.

For the years ended December 31, 2024, and 2023, the Company received other income of $14,192 and $71,975 with respect to the refundable tax offset.

Long-Lived Assets

Long-Lived Assets

Long-lived assets are evaluated for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable or that the useful lives of these assets are no longer appropriate. Each impairment test is based on comparing the undiscounted future cash flows to the recorded value of the asset. The asset is written down to its estimated fair value if impairment is indicated.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Depreciation is computed using the straight-line method. The depreciation and amortization methods are designed to amortize the cost of the assets over their estimated useful lives in years, of the respective assets as follows:

Computer equipment	3 years
Fixtures and Furniture	5 years
Vehicles	10 years

Maintenance and repairs are charged to expenses as incurred. Improvements of a significant nature are capitalized. At the time of retirement or other disposition of property and equipment, the cost and accumulated depreciation are removed from the accounts, and any gains or losses are reflected in other income.

Beneficial Conversion Feature

Beneficial Conversion Feature

In August 2020, the FASB issued ASU 2020-06, ASC Subtopic 470-20 “Debt—Debt with “Conversion and Other Options” and ASC subtopic 815-40 “Hedging—Contracts in Entity’s Own Equity.” The standard reduced the number of accounting models for convertible debt instruments and convertible preferred stock. Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting; and, (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in capital. The amendments in this update are effective for fiscal years beginning after December 15, 2021, including periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including periods within those fiscal years. The Company early-adopted the new guidance on January 1, 2021. As a result of the adoption of this ASU, no beneficial conversion feature was recorded on convertible notes described in Note 8 – Convertible Notes Payable.

Foreign Currency Translations

Foreign Currency Translations

The functional currency of the Company’s international subsidiaries is their local currency of Great British pounds (GBP). Local currency assets and liabilities are translated at the rates of exchange on the balance sheet date, and local currency revenues and expenses are translated at weighted average rates of exchange during the period. Equity accounts are translated at historical rates. The resulting translation adjustments are recorded directly into accumulated other comprehensive income.

	December 31,
	2024	2023
Year-end GBP£:US$ exchange rate	1.2515	1.2731
Annual average GBP£:US$ exchange rate	1.2781	1.2441

Aggregate transaction gains or losses, including gains or losses related to foreign-denominated cash and cash equivalents and the re-measurement of certain inter-company balances, are included in the statement of operations as other income and expense. Gains on foreign exchange transactions totaled $141, and losses of $50,178 were recognized during the years ended December 31, 2024, and 2023, respectively.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, “Income Taxes.” The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

As of December 31, 2024, and 2023, the Company did not have any amounts recorded pertaining to uncertain tax positions.

UK Taxes

We do not consider ourselves to be engaged in a trade or business in the UK and, as such, do not expect to be subject to UK corporate income taxation. We have subsidiaries based in the UK that are subject to the tax laws of that country. Under current law, those subsidiaries are taxed at the applicable corporate income tax rates. Should any UK subsidiaries be deemed to undertake business activities in the US, they would be subject to US corporate income tax in respect of their US activities only. Relief would then be available against the UK tax liabilities in respect of the overseas taxes arising from US activities. At present, this is not applicable as our UK subsidiaries only undertake activities in the UK. Our UK subsidiaries file separate UK income tax returns.

UK Tax Risk

Companies that are incorporated outside the UK may become subject to UK taxes in a number of circumstances, including circumstances in which (1) they are deemed resident in the UK for tax purposes by reason of their central management and control being exercised from the UK or (2) they are treated as carrying on a trade, investing or carrying on any other business activity in the UK, whether or not through a UK Permanent Establishment (“PE”).

In addition, the Finance Act 2015 introduced a new tax known as the diverted profits tax (“DPT”), which is charged at 25% of any “taxable diverted profits.” The DPT has had effect since April 1, 2015, and may apply in circumstances including (1) where arrangements are designed to ensure that a non-UK resident company does not carry on a trade in the UK through a PE and (2) where a tax reduction is obtained through the involvement of entities or transactions lacking economic substance. We intend to operate in such a manner that none of our companies should be subject to the UK DPT and that none of our companies (other than those companies incorporated in the UK) should: (1) be treated as residents in the UK for tax purposes; (2) carry on a trade, invest or carry on any other business activity in the UK (whether or not through a UK PE).

However, this result is based on certain legal and factual determinations, and since the scope and the basis upon which the DPT will be applied by HM Revenue & Customs (“HMRC”) in the UK remains uncertain and since applicable law and regulations do not conclusively define the activities that constitute conducting a trade, investment or business activity in the UK (whether or not through a UK PE), and since we cannot exclude the possibility that there will be a change in law that adversely affects the analysis, HMRC might successfully assert a contrary position. The terms of an income tax treaty between the UK and the home country of the relevant Bubblr subsidiary, if any, could contain additional protections against UK tax.

Any arrangements between UK-resident entities of Bubblr and other entities of Bubblr are subject to the UK transfer pricing regime. Consequently, if any agreement between a UK resident entity of Bubblr and any other Bubblr entity (whether that entity is resident in or outside of the UK) is found not to be on arm’s length terms and, as a result, a UK tax advantage is being obtained, an adjustment will be required to compute UK taxable profits as if such an agreement were on arm’s length terms. Any transfer pricing adjustment could adversely impact the tax charge incurred by the relevant UK resident entities of Bubblr.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on our financial statements.